SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		4 Months Ended	12 Months Ended
	Aug. 08, 2018 AUD ($)	Oct. 31, 2018 AUD ($) shares	Jun. 30, 2018 AUD ($) subsidiary	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)	Jun. 30, 2015 AUD ($)
Basis of preparation
Total comprehensive loss			$ (5,986,838)	$ (8,534,481)	$ (7,151,746)
Net cash outflow from operations			(5,621,315)	(6,813,639)	(7,726,838)
Total cash and cash equivalents			$ 5,487,035	10,988,255	$ 11,179,687	$ 18,341,357
Proceeds from issuing shares				$ 8,049,369
Foreign currency translation
Number of overseas subsidiaries | subsidiary			2
Revenue recognition
Maximum annual aggregate turnover to avail refundable tax offset			$ 20,000,000
Equity Placement Facility with Kentgrove Capital Private Limited
Basis of preparation
Equity capital	$ 20,000,000
Individual placements	$ 1,000,000
Term of Equity Placement Facility (in months)	20 months
Number of shares issued | shares		100,000,000
Proceeds from issuing shares		$ 1,350,000